Accounts Receivable and Others (Details) - Schedule of Breakdown of Receivable by Maturity - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Past due:
Trade accounts receivable	R$ 881,372	R$ 832,438
Up to 30 days [Member]
Falling due:
Trade accounts receivable	90,294	69,851
31 to 90 days [Member]
Falling due:
Trade accounts receivable	22,629	159,683
91 to 180 days [Member]
Falling due:
Trade accounts receivable	94,639	31,759
181 to 360 days [Member]
Falling due:
Trade accounts receivable	148,093	124,082
Over 360 days [Member]
Falling due:
Trade accounts receivable	520,758	442,867
Up to 30 days [Member]
Past due:
Trade accounts receivable	242	13
31 to 90 days [Member]
Past due:
Trade accounts receivable	558	570
91 to 180 days [Member]
Past due:
Trade accounts receivable	128
Over 360 days [Member]
Past due:
Trade accounts receivable	R$ 4,031	R$ 3,613